Note 5 - Loans and Leases - Activity in the Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan and lease losses beginning balance	$ 3,527	$ 2,835	$ 3,345
Provision for loan and lease losses	550	450	(350)
Losses charged off	(180)	(197)	(689)
Recoveries	234	439	529
Allowance for loan and lease losses ending balance	4,131	3,527	2,835
Commercial and Agriculture Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	576	545	542
Provision for loan and lease losses	22	8	34
Losses charged off	(46)	(52)	(45)
Recoveries	40	75	14
Allowance for loan and lease losses ending balance	592	576	545
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	2,355	1,746	1,876
Provision for loan and lease losses	52	417	9
Losses charged off	(23)	(114)	(553)
Recoveries	152	306	414
Allowance for loan and lease losses ending balance	2,536	2,355	1,746
Residential 1 - 4 Family Real Estate [Member]
Allowance for loan and lease losses beginning balance	534	501	896
Provision for loan and lease losses	465	(3)	(424)
Losses charged off	(101)	(21)	(63)
Recoveries	41	57	92
Allowance for loan and lease losses ending balance	939	534	501
Consumer Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	62	43	31
Provision for loan and lease losses	11	28	31
Losses charged off	(10)	(10)	(28)
Recoveries	1	1	9
Allowance for loan and lease losses ending balance	$ 64	$ 62	$ 43